Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 37,904	€ 51,355
Depreciation charge for the year	(16,737)	(19,425)	€ (21,651)
Property, plant and equipment at end of period	27,758	37,904	51,355
Right of use assets	20,938	30,530	40,409	€ 45,078
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,374	10,946
Property, plant and equipment at end of period	6,820	7,374	10,946
Machinery, Equipment and Computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,612	8,884
Property, plant and equipment at end of period	5,522	5,612	8,884
Leasehold Improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,762	2,062
Property, plant and equipment at end of period	1,298	1,762	2,062
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	99,575	92,119
Acquisition of subsidiaries		23
Additions	3,292	1,487	5,550
Disposals	(3,236)	(3,870)	(839)
Reclassifications	32	(47)	1,206
Exchange differences	60	238	(637)
Property, plant and equipment at end of period	99,514	99,575	92,119
Cost | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,192	35,361	30,081
Property, plant and equipment at end of period	33,340	33,192	35,361
Cost | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	66,174	66,383	56,758
Cost | Machinery, Equipment and Computers
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries		23
Additions	3,234	1,086	4,828
Disposals	(2,540)	(3,582)	(791)
Reclassifications	128	(48)	657
Exchange differences	70	273	(616)
Cost | Machinery, Equipment and Computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27,602	29,850	25,772
Property, plant and equipment at end of period	28,494	27,602	29,850
Cost | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries		0
Additions	58	401	722
Disposals	(696)	(288)	(48)
Reclassifications	(96)	1	549
Exchange differences	(10)	(35)	(21)
Cost | Leasehold Improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,590	5,511	4,309
Property, plant and equipment at end of period	4,846	5,590	5,511
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(61,671)	(40,764)
Disposals	3,183	3,642	681
Reclassifications	(32)	47	(1,220)
Exchange differences	(76)	(137)	371
Depreciation charge for the year	(3,762)	(4,776)	(5,301)
Impairment charge for the year	(15)	(179)
Property, plant and equipment at end of period	(71,756)	(61,671)	(40,764)
Accumulated depreciation and impairment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(25,818)	(24,415)	(18,946)
Property, plant and equipment at end of period	(26,520)	(25,818)	(24,415)
Accumulated depreciation and impairment | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	(45,236)	(35,853)	(16,349)
Accumulated depreciation and impairment | Machinery, Equipment and Computers
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	2,497	3,447	650
Reclassifications	(128)	48	(668)
Exchange differences	(90)	(168)	370
Depreciation charge for the year	(3,246)	(4,235)	(4,720)
Impairment charge for the year	(15)	(116)
Accumulated depreciation and impairment | Machinery, Equipment and Computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(21,990)	(20,966)	(16,598)
Property, plant and equipment at end of period	(22,972)	(21,990)	(20,966)
Accumulated depreciation and impairment | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	686	195	31
Reclassifications	96	(1)	(552)
Exchange differences	14	31	1
Depreciation charge for the year	(516)	(541)	(581)
Impairment charge for the year	0	(63)
Accumulated depreciation and impairment | Leasehold Improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,828)	(3,449)	(2,348)
Property, plant and equipment at end of period	€ (3,548)	€ (3,828)	€ (3,449)